Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 5	$ 26
Management fees - expensed	116	188
Salaries - expensed	33	47
Share-based payments	671
Total	$ 825	$ 261